1290 FUNDS®

SUPPLEMENT DATED OCTOBER 21, 2024, TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED MARCH 1, 2024

This Supplement updates certain information contained in the Summary Prospectuses and Prospectuses dated March 1, 2024, of 1290 Funds (“Trust”). You should read this Supplement in conjunction with the Summary Prospectuses and Prospectuses and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://www.1290Funds.com.

The purpose of this supplement is to notify you of a change in the mailing address for the Trust.

Effective immediately, the section of the Summary Prospectuses and Prospectuses entitled “Purchase and Redemption of Fund Shares” is amended by deleting the fourth sentence in its entirety and replacing it with the following information:

Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone (1-888-310-0416), by overnight mail (1290 Funds, c/o SS&C GIDS, Inc., 801 Pennsylvania Avenue, Kansas City, MO 64105-1407), or by mail (1290 Funds, c/o SS&C GIDS, Inc., P.O. Box 219166, Kansas City, MO 64121-9166).

Effective immediately, the following replaces the fourth row in the table under the heading “Buying Shares — By Mail” in the section of the Prospectuses entitled “9. Buying, selling, exchanging and converting shares”:

Fill out detachable investment slip from an account statement. If no slip is available, include with the check a letter specifying the fund name, your class of shares, your account number and the registered account name(s).

Mail the check with your completed investment slip or letter to:

By Regular mail:

1290 Funds

c/o SS&C GIDS, Inc.

P.O. Box 219166

Kansas City, MO 64121-9166

By Overnight Mail:

1290 Funds

c/o SS&C GIDS, Inc.

801 Pennsylvania Avenue

Kansas City, MO 64105-1407

Effective immediately, the following replaces the second bullet in the table under the heading “Selling Shares — By Mail” in the section of the Prospectuses entitled “9. Buying, selling, exchanging and converting shares”:

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate. Mail your request to:

1290 Funds

c/o SS&C GIDS, Inc.

P.O. Box 219166

Kansas City, MO 64121-9166

Effective immediately, the following replaces the second paragraph in the table under the heading “How to Convert Shares — By Mail” in the section of the Prospectuses entitled “9. Buying, selling, exchanging and converting shares”:

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

1290 Funds

c/o SS&C GIDS, Inc.

P.O. Box 219166

Kansas City, MO 64121-9166